Financial liabilities - Schedule of Changes in Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Changes In Financial Liabilities
Total current financial liabilities	€ 5,000	€ 5,022
Total non-current financial liabilities	44,168	45,543
Total financial liabilities	49,168	50,565
Lease liabilities
Disclosure Of Changes In Financial Liabilities
Total current financial liabilities	1,243	1,199
Total non-current financial liabilities	3,442	3,883
Conditional advances
Disclosure Of Changes In Financial Liabilities
Total current financial liabilities	764	592
Total non-current financial liabilities	1,456	1,872
PGE loans | Long-term borrowings
Disclosure Of Changes In Financial Liabilities
Total current financial liabilities	2,563	2,583
Total non-current financial liabilities	2,787	4,028
EIB loan | Long-term borrowings
Disclosure Of Changes In Financial Liabilities
Total current financial liabilities	430	649
Total non-current financial liabilities	€ 36,484	€ 35,761